Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

Share-Based Activity

Subsequent to September 30, 2020, the Company issued all of the Unissued Shares. See discussion in Note 17 — Shareholder’s Equity.

In October 2020, an individual exercised warrants in a cashless purchase. In accordance with the warrant agreement, 55,714 warrants were exchanged for 50,000 shares of common stock. The original exercise price was $0.24 per share. However, the cashless purchase resulted in an average unit price of $0.27 per share.

On November 9, 2020, the Company entered into a settlement agreement with an investor and former lender regarding such lender’s disputed claims for interest and penalties arising out of loan agreements with the Company and DragonWave. While the Company believes that the loan agreements were satisfied and that the lender was repaid in full, the lender claimed it was owed additional interest and penalties. In order to avoid the administrative burden of continued discussions with this lender and expense and uncertainty of litigation, the Company and the lender settled prior to the filing of any litigation for the issuance of 300,000 restricted common shares to the lender.

Debt Agreements

Between November 4, 2020 and November 13, 2020, the Company borrowed an aggregate of $450,000 from accredited investors and issued to such investors promissory notes evidencing such loans. The principal amounts of the notes are between $50,000 and $100,000. The loans bear interest at a rate of 15% and have maturity dates between January 1, 2021 and February 12, 2021. As additional consideration for such loans, Daniel L. Hodges, the Company’s Chairman and Chief Executive Officer, guaranteed the notes and transferred to such investors an aggregate of 90,000 shares of common stock.

In October 2020, the Company entered into an agreement with TM to exchange the aggregate principal, interest and penalties outstanding of $1,414,301 in full for 565,721 common shares of the Company with a fair value of $2.50 per share.

20. SUBSEQUENT EVENTS

Management evaluated for subsequent events requiring disclosure within the financial statements through the date of the filing of this report and noted the following items.

Pending Corporate Transaction

Agreement and Plan of Merger and Reorganization

On May 21, 2020, the Company signed an Agreement and Plan of Merger and Reorganization to acquire Virtual Network Communications, Inc. ("VNC"), a developer of fixed and mobile broadband communications solutions for wireless networks operated by commercial, enterprise, government and defense customers. The acquisition is expected to be completed on or before July 6, 2020, subject to satisfactory completion of closing conditions.

Acquisitions

On March 6, 2020, the Company's subsidiary, Sovereign Plastics, LLC ("Sovereign Plastics"), entered into a Stock Purchase Agreement to acquire 100% of the shares of common stock of Spring Creek Manufacturing, Inc. for a purchase price of $500,000. The acquisition closed on March 6, 2020 with Sovereign Plastics paying the purchase price through the assumption of the obligations of the sellers under an outstanding promissory note in the principal amount of $90,000 and the delivery of short-term promissory notes in the aggregate principal amount of $410,000. Additionally, Sovereign Plastics agreed to pay certain sales commissions on all sales to two specific customers.

On March 6, 2020, in a related transaction, Sovereign Plastics also entered into an Asset Purchase Agreement with Fast Plastics Parts, LLC ("Fast Plastics") to acquire certain assets, consisting primarily of machinery, equipment and furniture of Fast Plastics. The acquisition also closed on March 6, 2020 with Sovereign Plastics providing the purchase price of approximately $1,464,000 by the payment of approximately $66,000 in cash, the repayment of outstanding indebtedness of Fast Plastics in the aggregate amount of $250,000 and the assumption of an outstanding term loan of Fast Plastics in the amount of approximately $979,000. Sovereign Plastics also assumed equipment leases.

The cash portions of the purchase prices were funded by the sale to unaffiliated lenders of promissory notes in the principal amount of $500,000 that mature on September 4, 2020 and 50,000 shares of common stock for an aggregate purchase price of $450,000.

2020 Long-Term Incentive Plan

On April 22, 2020, the Company's Board of Directors adopted the 2020 Long-Term Incentive Plan (the "2020 Plan") which was approved by the stockholders on or about May 6, 2020. Employees, officers, directors and consultants that provide services to the Company or one of its subsidiaries may be selected to receive awards under the 2020 Plan. Awards under the 2020 Plan may be in the form of incentive or nonqualified stock options, stock appreciation rights, stock bonuses, restricted stock, stock units and other forms of awards including cash awards and performance-based awards.

A total of 10,000,000 shares of the Company's common stock are authorized for issuance with respect to awards granted under the 2020 Plan. Any shares subject to awards that are not paid, delivered or exercised before they expire or are cancelled or terminated, or fail to vest, as well as shares used to pay the purchase or exercise price of awards or related tax withholding obligations, will become available for other award grants under the 2020 Plan. No stock grants have been issued under the 2020 Plan, and 10,000,000 shares authorized under the 2020 Plan remained available for award purposes.

The 2020 Plan will terminate on May 1, 2030. The maximum term of options, stock appreciation rights and other rights to acquire common stock under the 2020 Plan is ten years after the initial date of the award.

Debt Agreements

On February 26, 2020, the Company entered into a $600,000 secured business loan bearing interest at 81.74% per annum that matures on December 26, 2020. Principal and interest payments of $19,429 are due weekly. The loan is secured by the assets of the Company.

On March 19, 2020, the Company entered into a note payable with the Nussbaum estate in the amount of $2,022,722 bearing interest at 5% per annum with a maturity date of August 31, 2020. Interest payments of $8,428 are due monthly while the full principal amount is due at maturity. The proceeds of the note payable were used to repay the balance of the CNB Note.

On April 29, 2020, the Company entered into a securities purchase agreement pursuant to which it issued a convertible promissory note in the principal amount of $285,714 with an original issue discount of $35,714 and warrants to purchase 158,730 shares of the Company's common stock for proceeds of $250,000. The note bears interest at a rate of 12.5% per annum and matures on January 29, 2021. Within three business days of filing the Annual Report for fiscal 2019, the investor is required to issue, and the Company is required accept, an additional convertible promissory note in the principal amount of $285,714 with an original issue discount of $35,714 along with warrants to purchase an additional 158,730 shares of the Company's common stock for proceeds of $250,000. This note will bear interest at 12.5% per annum and mature on January 29, 2021. The investor will not be required to purchase the additional securities if the Company is in default under the outstanding notes or if certain other conditions are not met.

On May 29, 2020, DragonWave issued a promissory note in the principal amount of $290,000 with an original issue discount of $40,000 for proceeds of $250,000. The note matures on September 30, 2020 and will bear interest at the rate of 12% per annum on any principal balance not paid from the maturity date until paid in full. The promissory note is guaranteed by the Company and Mr. Hodges.

Payroll Protection Program of the CARES Act

During April and May 2020, the Company and its subsidiaries received an aggregate of $455,185 under the Paycheck Protection Program ("PPP") of the Coronavirus Aid, Relief, and Economic Security Act ("CARES Act") of 2020. These loans are to cover 24 weeks of payroll expenses and may be used for a variety of other needs such as: payroll costs, salaries or commissions, rent, utilities and interest on other outstanding debt. Management believes it is complying with the rules for forgiveness of these funds received under the PPP of the CARES Act.

Consulting Agreement

On January 31, 2020, the Company entered into an agreement with a consultant to its subsidiary, Lextrum, to amend a consulting agreement between the consultant and Lextrum to allow the consultant to elect to take from 50% to 100% of his compensation in the form of common stock of the Company. Common stock to be issued to the consultant will be paid on a quarterly basis. On March 12, 2020, the Company issued 165,095 shares of its common stock in satisfaction of $106,238 that was owed by Lextrum to the consultant for services previously rendered and the additional $106,238 that was owed by Lextrum was partially paid in cash of $55,000 on March 6, 2020. The remaining $51,238 is still outstanding. To date, no additional shares of common stock have been issued pursuant to this agreement.